INCOME TAX AND SOCIAL CONTRIBUTION (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax And Social Contribution
Schedule of income tax and social contribution income expense

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Income tax and social contribution income (expense)
Current	(1,036,262)	(1,537,966)	(4,240,802)
Deferred	403,544	(420,773)	(759,355)
	(632,718)	(1,958,739)	(5,000,157)

Schedule of reconciliation of the Company's income tax and social contribution expenses

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Profit/(Loss) before income tax and social contribution	1,035,367	4,126,437	18,595,778
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	(352,025)	(1,402,989)	(6,322,565)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	178,978	155,125	71,833
Difference Tax Rate in companies abroad	(181,409)	(338,278)	(437,567)
Transfer Price Adjustment and Profits Abroad	(91,883)	(195,112)	(55,821)
Income taxes and social contribution on foreign profit	131,836
Tax incentives	71,756	50,333	273,040
Interest on equity	47,315	290,968	185,325
Recognition/(reversal) of tax credits	(337,239)	(562,014)	1,027,252
Other permanent deductions (additions)	(100,047)	43,228	258,346
Income tax and social contribution in net income for the year	(632,718)	(1,958,739)	(5,000,157)
Effective tax rate	61%	47%	27%

Schedule of deferred income tax and social contribution

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Deferred
Income tax losses	4,198,734	2,679,028	1,537,623
Social contribution tax losses	1,441,925	894,183	583,845
Temporary differences	(911,027)	1,305,557	2,447,543
Tax, social security, labor, civil and environmental provisions	550,567	584,834	265,328
Estimated losses on assets	238,211	369,826	283,266
Gains/(Losses) on financial assets	328,678	468,813	6,484
Actuarial Liabilities (Pension and Health Plan)	171,816	226,875	210,009
Provision for consumption and services	22,346	205,880	163,620
Cash Flow Hedge Accounting and Unrealized Exchange Variations	509,386	1,459,012	2,985,859
(Gain) on loss of control of Transnordestina	(224,096)	(224,096)	(92,180)
Fair Value SWT/CBL Acquisition	(149,489)	(149,489)	(178,160)
Business combination	(1,473,119)	(1,632,370)	(1,338,674)
Others	(885,327)	(3,728)	141,991
Total	4,729,632	4,878,768	4,569,011

Total Deferred Assets	5,991,213	5,095,718	5,072,092
Total Deferred Liabilities	(1,261,581)	(216,950)	(503,081)
Total Deferred	4,729,632	4,878,768	4,569,011

Schedule of estimated recovery of deferred tax assets

Consolidated
2024	782,640
2025	760,047
2026	492,913
2027	476,082
2028 and beyond	3,479,531
Deferred asset	5,991,213
Deferred liabilities - Parent Company	(957,579)
Net deferred asset	5,033,634
Deferred liabilities - subsidiaries	(304,002)
Net deferred asset	4,729,632

Schedule of changes in deferred tax and social contribution

Consolidated
Balance at December 31, 2020	3,256,110
Recognized in the result	(759,355)
Recognized in other comprehensive income	2,073,437
Acquisition of companies	(1,181)
Balance at December 31, 2021	4,569,011
Recognized in the result	(420,773)
Recognized in other comprehensive income	(322,876)
Acquisition of companies	1,053,406
Balance at December 31, 2022	4,878,768
Recognized in the result	403,544
Recognized in other comprehensive income	(559,050)
Use of tax credit in installment program	(445)
Reverse incorporation	6,815
Balance at December 31, 2023	4,729,632

Schedule of income tax and social contribution recognized in equity

		Consolidated
	12/31/2023	12/31/2022
Income tax and social contribution
Actuarial gains on defined benefit pension plan	83,436	100,139
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge accounting	1,030,432	1,571,953
	788,518	1,346,742